Annual Total Returns [BarChart] - Tax Exempt Money Market Fund - None or same as Fund Name	Aug. 01, 2021
Bar Chart Table:
2011	0.01%
2012	0.04%
2013	0.02%
2014	0.01%
2015	0.02%
2016	0.19%
2017	0.38%
2018	0.95%
2019	1.03%
2020	0.39%